Financial Risk Management - Summary of Loans and Advances at Amortized Cost (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 111,891,134	¥ 104,635,815
Other [member] | Housing Loans [member] | Normal [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	10,697,842	10,575,167
Other [member] | Housing Loans [member] | Requiring caution [member]
Disclosure of credit risk exposure [line items]
Loans and advances at amortized cost	¥ 16,624	¥ 17,600